Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	May 31, 2014	May 31, 2013
Components Of Deferred Tax Assets [Abstract]
Property, equipment, leases and intangibles	$ 120	$ 157
Employee benefits	1,464	1,771
Self-insurance accruals	555	533
Other	292	251
Net operating loss/credit carryforwards	333	298
Valuation allowances	(245)	(204)
Deferred Tax Assets, Net	2,519	2,806
Components Of Deferred Tax Liabilities [Abstract]
Property, equipment, leases and intangibles	3,730	3,676
Employee benefits	11	11
Other	290	238
Deferred Tax Liabilities	$ 4,031	$ 3,925